DEBT - Principal Maturities of Long-Term Debt and Capital Lease Obligations (Details) $ in Thousands	Dec. 29, 2018 USD ($)
Principal Maturities
2019	$ 148
2020	2,834
2021	29
2022	38,700
2023	42,490
Thereafter	118,300
Total	$ 202,501